TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) People	Dec. 31, 2017 USD ($) People
Related party transactions [abstract]
Short-term employee benefits (including salaries)	$ 1,232	$ 970
Number of people for Short-term employee benefits | People	4	3
Post-employment benefits	$ 13	$ 13
Number of people for Post-employment benefits | People	1	1
Share-based payments	$ 1,556	$ 628
Number of people for Share-based payments | People	6	5
Salary and insurance for directors	$ 154	$ 146
Number of people for Salary and insurance for directors | People	10	9
Key management personnel compensation	$ 2,955	$ 1,757